As filed with the United States Securities and Exchange Commission on December 21, 2010

1933 Act Registration No. 002-85905
1940 Act Registration No. 811-03826

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	X
Pre-Effective Amendment No.
Post-Effective Amendment No. 65	X
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 65	X

(Check appropriate box or boxes.)

AIM SECTOR FUNDS (INVESCO SECTOR FUNDS)
(Exact Name of Registrant as Specified in Charter)

11 Greenway Plaza, Suite 2500, Houston, TX 77046-1173
(Address of Principal Executive Offices)              (Zip Code)

Registrant’s Telephone Number, including Area Code:    (713) 626-1919

John M. Zerr, Esquire
11 Greenway Plaza, Suite 2500, Houston, Texas 77046
(Name and Address of Agent of Service)

Copy to:

Peter Davidson, Esquire	E. Carolan Berkley, Esquire
Invesco Advisers, Inc.	Stradley Ronon Stevens & Young, LLP
11 Greenway Plaza, Suite 2500	2600 One Commerce Square
Houston, Texas 77046	Philadelphia, Pennsylvania 19103

Approximate Date of Proposed Public Offering:	As soon as practicable after the effective date of this Amendment.

It is proposed that this filing will become effective (check appropriate box)

[   ]          immediately upon filing pursuant to paragraph (b)
[X]          on December 23, 2010, pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[   ]          on [date] pursuant to paragraph (a)(1)
[   ]          75 days after filing pursuant to paragraph (a)(2)
[   ]          on [date], pursuant to paragraph (a)(2) of rule 485.

If appropriate, check the following box:

[X]          This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Contents of Registration Statement

Cover Page

This Post-Effective Amendment No. 65, Amendment No. 65 to the Registrant’s Registration Statement on Form N-1A is being filed pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, solely to designate December 23, 2010, as the new effective date for Post-Effective Amendment No. 62, Amendment No. 62 filed pursuant to Rule 485(a)(1) under the Securities Act on October 21, 2010.  This Post-Effective Amendment No. 65, Amendment No. 65 neither amends nor supersedes any information contained in Post-Effective Amendment No. 62, Amendment No. 62.

Contents of Registration Statement

Prospectuses and Statement of Additional Information - Invesco Van Kampen Value Opportunities Fund - incorporated by reference to Post-Effective Amendment No. 62, Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on October 21, 2010, Edgar Accession No. 0000950123-10-094901.

Part C - incorporated by reference to Post-Effective Amendment No. 62, Amendment No. 62 to the Registrant’s Registration Statement on Form N-1A filed on October 21, 2010, Edgar Accession No. 0000950123-10-094901.

Signature Page

The sole purpose of this filing is to delay the effective date for the Registrant’s Post-Effective Amendment No. 62, Amendment No. 62 to the Registration Statement on Form N-1A filed with the Securities and Exchange Commission from December 22, 2010 to December 23, 2010.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the city of Houston, Texas on the 21st day of December, 2010.

Registrant:  AIM SECTOR FUNDS
(INVESCO SECTOR FUNDS)

By:           /s/ Philip A. Taylor
Philip A. Taylor, President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

SIGNATURES	TITLE	DATE

/s/ Philip A. Taylor	Trustee & President	December 21, 2010
(Philip A. Taylor)	(Principal Executive Officer)

/s/ David C. Arch**	Trustee	December 21, 2010
(David C. Arch)

/s/ Bob R. Baker*	Trustee	December 21, 2010
(Bob R. Baker)

/s/ Frank S. Bayley*	Trustee	December 21, 2010
(Frank S. Bayley)

/s/ James T. Bunch*	Trustee	December 21, 2010
(James T. Bunch)

/s/ Bruce L. Crockett*	Chair & Trustee	December 21 2010
(Bruce L. Crockett)

/s/ Rod Dammeyer**	Trustee	December 21, 2010
(Rod Dammeyer)

/s/ Albert R. Dowden*	Trustee	December 21, 2010
(Albert R. Dowden)

/s/ Martin L. Flanagan*	Trustee	December 21, 2010
(Martin L. Flanagan)

/s/ Jack M. Fields*	Trustee	December 21, 2010
(Jack M. Fields)

/s/ Carl Frischling*	Trustee	December 21, 2010
(Carl Frischling)

/s/ Prema Mathai-Davis*	Trustee	December 21, 2010
(Prema Mathai-Davis)

/s/ Lewis F. Pennock*	Trustee	December 21, 2010
(Lewis F. Pennock)

/s/ Larry Soll*	Trustee	December 21, 2010
(Larry Soll)

/s/ Hugo F. Sonnenschein**	Trustee	December 21, 2010
(Hugo F. Sonnenschein)

/s/ Raymond Stickel, Jr.*	Trustee	December 21, 2010
(Raymond Stickel, Jr.)

/s/ Wayne W. Whalen**	Trustee	December 21, 2010
(Wayne W. Whalen)

/s/ Sheri Morris	Vice President & Treasurer	December 21, 2010
(Sheri Morris)	(Principal Financial and Accounting Officer)

*By          /s/ Philip A. Taylor
                Philip A. Taylor
                Attorney-in-Fact

* Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 55 on February 5, 2010.

** Philip A. Taylor, pursuant to powers of attorney filed in Registrant’s Post-Effective Amendment No. 59 on July 23, 2010.